Disclosure of detailed information about commitments (Details) $ in Thousands	Aug. 31, 2019 USD ($)
Statements [Line Items]
Capital commitments	$ 49,652
Less than 1 Year [Member]
Statements [Line Items]
Capital commitments	4,452
1 to 3 Years [Member]
Statements [Line Items]
Capital commitments	45,071
4 to 5 Years [Member]
Statements [Line Items]
Capital commitments	129
More than 5 Years [Member]
Statements [Line Items]
Capital commitments	0
Lease obligations [Member]
Statements [Line Items]
Capital commitments	596
Lease obligations [Member] | Less than 1 Year [Member]
Statements [Line Items]
Capital commitments	298
Lease obligations [Member] | 1 to 3 Years [Member]
Statements [Line Items]
Capital commitments	169
Lease obligations [Member] | 4 to 5 Years [Member]
Statements [Line Items]
Capital commitments	129
Lease obligations [Member] | More than 5 Years [Member]
Statements [Line Items]
Capital commitments	0
Contractor payments [Member]
Statements [Line Items]
Capital commitments	543
Contractor payments [Member] | Less than 1 Year [Member]
Statements [Line Items]
Capital commitments	543
Contractor payments [Member] | 1 to 3 Years [Member]
Statements [Line Items]
Capital commitments	0
Contractor payments [Member] | 4 to 5 Years [Member]
Statements [Line Items]
Capital commitments	0
Contractor payments [Member] | More than 5 Years [Member]
Statements [Line Items]
Capital commitments	0
Convertible Note [Member]
Statements [Line Items]
Capital commitments	24,113
Convertible Note [Member] | Less than 1 Year [Member]
Statements [Line Items]
Capital commitments	1,374
Convertible Note [Member] | 1 to 3 Years [Member]
Statements [Line Items]
Capital commitments	22,739
Convertible Note [Member] | 4 to 5 Years [Member]
Statements [Line Items]
Capital commitments	0
Convertible Note [Member] | More than 5 Years [Member]
Statements [Line Items]
Capital commitments	0
Sprott Facility [Member]
Statements [Line Items]
Capital commitments	24,400
Sprott Facility [Member] | Less than 1 Year [Member]
Statements [Line Items]
Capital commitments	2,237
Sprott Facility [Member] | 1 to 3 Years [Member]
Statements [Line Items]
Capital commitments	22,163
Sprott Facility [Member] | 4 to 5 Years [Member]
Statements [Line Items]
Capital commitments	0
Sprott Facility [Member] | More than 5 Years [Member]
Statements [Line Items]
Capital commitments	$ 0